Short-Term Bank Borrowings	6 Months Ended
Dec. 31, 2025
Short-Term Bank Borrowings [Abstract]
SHORT-TERM BANK BORROWINGS

9 — SHORT-TERM BANK BORROWINGS

As of June 30, 2025 and December 31, 2025, short-term bank borrowings consisted of the following:

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
China Merchant Bank (“CMB”)(a)	20,000,000	20,000,000
Bank of Nanjing (“NJCB”)(b)	—	10,000,000
China Citic Bank (“Citic”)(c)	—	4,000,000
China Construction Bank (“CCB”)(d)	1,800,000	1,501,705
	21,800,000	35,501,705

(a)	In October 2023, Zhibao China Group entered into an extended three-year bank credit facility with CMB under which Zhibao China Group can draw-down up to RMB 30,000,000 by October 2026. The credit facility was collateralized by properties owned by Mr. Botao Ma, the founder and Chief Executive Officer of the Company. In addition, the credit facility was also mutually guaranteed by Mr. Botao Ma and Ms Xiaohong Huang, the wife of Mr. Botao Ma. The borrowings bore interest rate ranging between 2.75% and 3.45% per annum. The term for each borrowing is one year.

For the six months ended December 31, 2024 and 2025, the Company has drawn down RMB 20,000,000 and RMB nil from CMB, respectively. For the six months ended December 31, 2024 and 2025, the Company has repaid RMB 20,000,000 and RMB nil to CMB, respectively.

On July 7, 2024, Zhibao China Group entered into a one-year bank borrowing agreement with CMB to borrow RMB 12,000,000, which matured in July 2025. The Company renewed the bank borrowing agreement for one through July 2026. The interest rate is 3.80% per annum. The bank borrowing was guaranteed by letter of indemnity of the Company. For the year ended December 31, 2024 and 2025, the Company borrowed RMB 12,000,000 and RMB 12,000,000 ($1,715,977), respectively. For the six months ended December 31, 2024 and 2025, the Company repaid RMB nil and RMB 12,000,000 ($1,715,977) to CMB, respectively.

(b)	In September 2025, Zhibao China Group borrowed RMB 10,000,000 from NJCB with maturity date due in September 2026. The borrowings bore interest rate of 2.10% per annum.

(c)	In August 2025, Zhibao China Group borrowed RMB 4,000,000 from Citic with maturity date due in August 2026. The borrowings bore interest rate of 2.90% per annum.

(d)	Zhibao China Group borrowed loans of RMB 1,900,000 from CCB in November 2022. The borrowing bore interest rate of 3.85% per annum. For the year ended June 30, 2024 and 2025, the Company repaid borrowings of RMB 14,237 and RMB 298,295 ($42,656), respectively.

Interest expenses were RMB556,776 and RMB 427,983 ($61,201) for short-term borrowings for the six months ended December 31, 2024 and 2025, respectively. The weighted average interest rates of bank borrowings were 3.37% and 2.69% for the six months ended December 31, 2024 and 2025, respectively.